Parent Company Only Condensed Financial Information - Schedule of condensed balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 609,199	$ 93,364	¥ 173,328
Time deposits	263	40	1,325,737
Prepayment and other current assets	235,532	36,098	120,891
Total current assets	1,851,566	283,765	2,029,912
Total assets	2,070,248	317,279	2,086,464
Current liabilities:
Amounts due to NetEase Group	67,230	10,303	48,126
Accrued liabilities and other payables	602,044	92,267	192,643
Total current liabilities	3,393,565	520,086	1,758,714
Non-current liabilities:
Other non-current liabilities	4,043	620	5,517
Total non-current liabilities	83,791	12,842	26,723
Total liabilities	3,477,356	532,928	1,785,437
Shareholders' equity/(deficit):
Additional paid-in capital	2,309,963	354,017	2,232,841
Accumulated deficit	(3,700,000)	(563,070)	(1,920,081)
Accumulated other comprehensive loss	(47,058)	(7,213)	(14,527)
Statutory reserves	2,950	452	1,786
Total shareholders' equity/(deficit)	(1,407,108)	(215,649)	301,027	¥ (1,141,433)	¥ (957,997)
Total liabilities and shareholders' equity/(deficit)	2,070,248	317,279	2,086,464
Class A ordinary shares [Member]
Shareholders' equity/(deficit):
Ordinary shares	18	3	16
Total shareholders' equity/(deficit)	18		16
Class B ordinary share [Member]
Shareholders' equity/(deficit):
Ordinary shares	56	9	56
Total shareholders' equity/(deficit)	56		56
Parent Company [Member]
Current assets:
Cash and cash equivalents	117,400	17,992	111,310
Time deposits			1,255,716
Prepayment and other current assets	1,020,637	156,419	9,819
Total current assets	1,138,037	174,411	1,376,845
Total assets	1,138,037	174,411	1,376,845
Current liabilities:
Amounts due to NetEase Group	2,059	315
Investments in subsidiaries and VIEs	2,536,385	388,717	1,060,693
Accrued liabilities and other payables	3,655	561	10,544
Total current liabilities	2,542,099	389,593	1,071,237
Non-current liabilities:
Other non-current liabilities	4,043	620	5,517
Total non-current liabilities	4,043	620	5,517
Total liabilities	2,546,142	390,213	1,076,754
Shareholders' equity/(deficit):
Additional paid-in capital	2,309,963	354,017	2,232,841
Accumulated deficit	(3,674,034)	(563,070)	(1,920,081)
Accumulated other comprehensive loss	(47,058)	(7,213)	(14,527)
Statutory reserves	2,950	452	1,786
Total shareholders' equity/(deficit)	(1,408,105)	(215,802)	300,091
Total liabilities and shareholders' equity/(deficit)	1,138,037	174,411	1,376,845
Parent Company [Member] | Class A ordinary shares [Member]
Shareholders' equity/(deficit):
Ordinary shares	16	3	18
Parent Company [Member] | Class B ordinary share [Member]
Shareholders' equity/(deficit):
Ordinary shares	¥ 56	$ 9	¥ 56